Consolidated Statement Of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) shares in Millions, $ in Millions	Total	Common stock	Capital in excess of par value	Retained earnings	Accumulated other comprehensive income (loss)	Total Walmart shareholders' equity	Nonredeemable noncontrolling interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redeemable noncontrolling interest	$ 519
Balances, in shares at Jan. 31, 2013		3,314
Balances at Jan. 31, 2013	81,738	$ 332	$ 3,620	$ 72,978	$ (587)	$ 76,343	$ 5,395
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net income	16,617			16,022		16,022	595
Other comprehensive income, net of income taxes	(2,720)				(2,409)	(2,409)	(311)
Cash dividends declared	(6,139)			(6,139)		(6,139)
Purchase of Company stock (in shares)		(87)
Purchase of Company stock	(6,557)	$ (9)	(294)	(6,254)		(6,557)
Redemption value adjustment of redeemable noncontrolling interest	(1,019)		(1,019)			(1,019)
Other, in shares		6
Other	(581)		55	(41)		14	(595)
Balances, in shares at Jan. 31, 2014		3,233
Balances at Jan. 31, 2014	81,339	$ 323	2,362	76,566	(2,996)	76,255	5,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	78
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	(66)
Redemption value adjustment of redeemable noncontrolling interest	1,019
Other change in redeemable noncontrolling interest	(59)
Redeemable noncontrolling interest	1,491
Consolidated net income	17,099			16,363		16,363	736
Other comprehensive income, net of income taxes	(4,718)				(4,172)	(4,172)	(546)
Cash dividends declared	(6,185)			(6,185)		(6,185)
Purchase of Company stock (in shares)		(13)
Purchase of Company stock	(980)	$ (1)	(29)	(950)		(980)
Other, in shares		8
Other	(618)	$ 1	129	(17)		113	(731)
Balances, in shares at Jan. 31, 2015		3,228
Balances at Jan. 31, 2015	85,937	$ 323	2,462	85,777	(7,168)	81,394	4,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of redeemable noncontrolling interest	(1,491)
Consolidated net income	15,080			14,694		14,694	386
Other comprehensive income, net of income taxes	(4,970)				(4,429)	(4,429)	(541)
Cash dividends declared	(6,294)			(6,294)		(6,294)
Purchase of Company stock (in shares)		(65)
Purchase of Company stock	(4,256)	$ (6)	(102)	(4,148)		(4,256)
Dividends declared to noncontrolling interest	(691)						(691)
Other, in shares		(1)
Other	(1,195)		(555)	(8)		(563)	(632)
Balances, in shares at Jan. 31, 2016		3,162
Balances at Jan. 31, 2016	$ 83,611	$ 317	$ 1,805	$ 90,021	$ (11,597)	$ 80,546	$ 3,065